Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 21, 2014	Sep. 19, 2014	May 30, 2014	Feb. 28, 2014	Dec. 06, 2013	Sep. 27, 2013	May 17, 2013	Feb. 19, 2013
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 14,771.2		$ 14,727.8		$ 14,509.4		$ 13,994.8		$ 13,182.7		$ 13,035.6		$ 11,537.4		$ 9,538.9		$ 58,003.2	$ 47,294.6	$ 36,599.8
Income before income taxes	428.7		996.9		924.6		1,149.7		535.4		806.7		847.7		750.7		3,499.9	2,940.5	2,547.3
Income taxes	(198.9)		(398.1)		(377.4)		(480.3)		(166.6)		(287.7)		(314.5)		(259.8)		(1,454.7)	(1,028.6)	(887.5)
Net income including non-controlling interests	229.8		598.8		547.2		669.4		368.8		519.0		533.2		490.9		2,045.2	1,911.9	1,659.8
Less: Net income (loss) attributable to non-controlling interests	(2.2)		4.3		(1.6)		3.9		(0.1)		0.4		(2.8)		0.8		4.4	(1.7)	1.9
Net income attributable to the parent	$ 232.0		$ 594.5		$ 548.8		$ 665.5		$ 368.9		$ 518.6		$ 536.0		$ 490.1		$ 2,040.8	$ 1,913.6	$ 1,657.9
Basic EPS (in dollars per share)	$ 0.66	[1]	$ 1.68	[1]	$ 1.54	[1]	$ 1.84	[1]	$ 1.01	[1]	$ 1.40	[1]	$ 1.50	[1]	$ 1.50	[1]	$ 5.74	$ 5.38	$ 4.87
Diluted EPS (in dollars per share)	$ 0.65	[1]	$ 1.67	[1]	$ 1.52	[1]	$ 1.82	[1]	$ 1.00	[1]	$ 1.38	[1]	$ 1.49	[1]	$ 1.48	[1]	$ 5.68	$ 5.33	$ 4.81
Dividends Amount Per Share	$ 0.250		$ 0.225		$ 0.225		$ 0.225		$ 0.225		$ 0.200		$ 0.200		$ 0.200		$ 0.250	$ 0.225		$ 0.25	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.20	$ 0.20	$ 0.20
Common Stock, prices high	$ 90.84		$ 84.94		$ 82.46		$ 75.71		$ 68.93		$ 68.71		$ 63.59		$ 51.46
Common stock prices, low	$ 73.43		$ 75.22		$ 67.77		$ 65.15		$ 60.75		$ 61.54		$ 52.38		$ 44.38

[1]	Calculation of net income attributable to Aetna per share is based on weighted average shares outstanding during each quarter and, accordingly, the sum may not equal the total for the year.